Commitments and Contingencies (Details) - Schedule of maturities of lease liabilities	Dec. 31, 2019 USD ($)
Schedule of maturities of lease liabilities [Abstract]
Twelve months ended December 31, 2020	$ 107,397
Twelve months ended December 31, 2021	112,767
Twelve months ended December 31, 2022	118,405
Twelve months ended December 31, 2023	60,647
Total lease payments	399,216
Less: imputed interest	(27,283)
Present value of lease liabilities	$ 371,933